Transactions with related parties	6 Months Ended
Jun. 30, 2019
Transactions with related parties
Transactions with related parties

Note 11. Transactions with related parties

Transactions with related parties are described in Note 28 in SEK’s 2018 Annual Report on Form 20-F. No material changes have taken place in relation to transactions with related parties compared to the descriptions in the 2018 Annual Report on Form 20-F.